10. Financial instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost		$ 8,774,344
Financial assets at fair value through profit or loss	$ 3,381,550	4,366,675
Non-financial assets		20,448
Financial instruments		13,161,467
Trade receivables
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	7,587,906	8,385,237
Financial assets at fair value through profit or loss	0	0
Non-financial assets	0	0
Financial instruments	7,587,906	8,385,237
Other receivables
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	954,407	249,780
Financial assets at fair value through profit or loss	0	88,667
Non-financial assets	88,451	20,448
Financial instruments	1,042,858	358,895
Cash and banks
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	27,608	120,053
Financial assets at fair value through profit or loss	0	0
Non-financial assets	0	0
Financial instruments	27,608	120,053
Checks to be deposited
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost		2,296
Financial assets at fair value through profit or loss		0
Non-financial assets		0
Financial instruments		2,296
Government bonds - fair value
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit or loss	3,285,799	1,829,888
Non-financial assets	0	0
Financial instruments	3,285,799	1,829,888
Derivative financial instruments
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit or loss	0	2,448,120
Non-financial assets	0	0
Financial instruments	0	2,448,120
Money market funds
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	0
Financial assets at fair value through profit or loss	95,751
Non-financial assets	0
Financial instruments	$ 95,751
Government bonds - amortized cost
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost		16,978
Financial assets at fair value through profit or loss		0
Non-financial assets		0
Financial instruments		$ 16,978